Subsequent Events	6 Months Ended
Jun. 30, 2012
Subsequent Events (Abstract)
Subsequent Events
16.          Subsequent Events:

•	On August 29, 2012, the Company declared cash dividends on its common stock amounting to $0.015 per share, payable on September 18, 2012 to shareholders of record as of September 10, 2012.

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On September 5, 2012, a conditional Settlement Agreement was signed with Ishaar and its parent company Bhatia International Ltd. of India under which the disputes in relation to the repudiation of the charter parties of the vessels Star Kappa and Star Epsilon were settled against a consideration of $5.0 million payable in 17 installments until December 2013 and guaranteed by four subsidiaries of the Bhatia group by way of performance guarantee deeds. The first installment of $500 has been collected.

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The Annual General Meeting of the Shareholders, held on September 7, 2012,  approved the amendment of the Company's Second Amended and Restated Articles of Incorporation to effect a reverse stock split of the issued and outstanding common shares by a ratio of not less than one-for-five and more than one-for-fifteen. The exact ratio to be set at a whole number within this range will be determined by the Company's Board of Directors, which will also authorize the implementation of the reverse stock split.